Vanguard® Tax-Managed Capital Appreciation Fund
Schedule of Investments (unaudited)
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (1.7%)
	Linde plc	210,654	100,452
	Freeport-McMoRan Inc.	587,143	29,310
	Ecolab Inc.	114,156	29,147
	Air Products and Chemicals Inc.	83,062	24,731
	Newmont Corp.	356,852	19,074
	Fastenal Co.	261,457	18,673
	Nucor Corp.	110,364	16,592
	Southern Copper Corp.	142,322	16,462
	Alcoa Corp.	363,031	14,006
	Reliance Inc.	44,284	12,807
	Celanese Corp.	90,919	12,361
	LyondellBasell Industries NV Class A	122,383	11,737
	FMC Corp.	128,409	8,467
	Albemarle Corp.	89,152	8,444
	Steel Dynamics Inc.	59,902	7,552
*	Cleveland-Cliffs Inc.	430,784	5,501
	Mosaic Co.	188,237	5,041
	Element Solutions Inc.	176,547	4,795
	Royal Gold Inc.	31,085	4,361
*	RBC Bearings Inc.	14,101	4,222
	Scotts Miracle-Gro Co.	47,266	4,098
	Avery Dennison Corp.	17,523	3,868
	CF Industries Holdings Inc.	36,676	3,147
	International Flavors & Fragrances Inc.	27,485	2,884
	United States Steel Corp.	78,559	2,776
	Westlake Corp.	18,022	2,709
*	MP Materials Corp.	127,728	2,254
	International Paper Co.	43,887	2,144
	Eastman Chemical Co.	18,371	2,057
	Hexcel Corp.	33,002	2,041
	Ashland Inc.	2,523	219
	NewMarket Corp.	329	182
	Timken Co.	248	21
			382,135
Consumer Discretionary (14.5%)
*	Amazon.com Inc.	4,034,576	751,763
*	Tesla Inc.	1,205,418	315,374
	Costco Wholesale Corp.	185,494	164,444
	Home Depot Inc.	402,374	163,042
	Walmart Inc.	1,978,477	159,762
*	Netflix Inc.	191,867	136,086
	McDonald's Corp.	277,959	84,641
	Walt Disney Co.	846,472	81,422
	Lowe's Cos. Inc.	281,646	76,284
	Booking Holdings Inc.	14,559	61,324
*	Uber Technologies Inc.	790,553	59,418
*	Copart Inc.	1,054,467	55,254
*	O'Reilly Automotive Inc.	42,454	48,890
	TJX Cos. Inc.	409,999	48,191
	Starbucks Corp.	466,201	45,450
*	AutoZone Inc.	13,881	43,726
	Marriott International Inc. Class A	175,101	43,530
	DR Horton Inc.	213,747	40,777
	NIKE Inc. Class B	451,006	39,869
*	NVR Inc.	3,388	33,242
*	Chipotle Mexican Grill Inc.	552,697	31,846
	PulteGroup Inc.	219,608	31,520
	Ross Stores Inc.	204,421	30,767
	General Motors Co.	643,276	28,844
	Target Corp.	169,240	26,378
*	Spotify Technology SA	68,431	25,219
	Lennar Corp. Class A	131,493	24,652

		Shares	Market Value ($000)
*	Airbnb Inc. Class A	180,039	22,831
	eBay Inc.	343,916	22,392
	Tempur Sealy International Inc.	378,849	20,685
*	Trade Desk Inc. Class A	183,431	20,113
	Hilton Worldwide Holdings Inc.	86,666	19,977
	Yum! Brands Inc.	140,313	19,603
	Delta Air Lines Inc.	361,932	18,383
	Royal Caribbean Cruises Ltd.	98,505	17,471
*	United Airlines Holdings Inc.	300,063	17,122
	Electronic Arts Inc.	114,241	16,387
	Toll Brothers Inc.	93,872	14,502
*	AutoNation Inc.	76,111	13,618
*	Live Nation Entertainment Inc.	122,564	13,420
*	Coupang Inc.	499,725	12,268
*	Take-Two Interactive Software Inc.	78,407	12,052
	Hyatt Hotels Corp. Class A	76,726	11,678
	Fox Corp. Class A	274,795	11,632
*	Capri Holdings Ltd.	273,924	11,625
*	Warner Bros Discovery Inc.	1,390,867	11,475
	Darden Restaurants Inc.	68,336	11,216
	PVH Corp.	109,797	11,071
*	Lululemon Athletica Inc.	39,755	10,788
*	CarMax Inc.	138,681	10,731
	Estee Lauder Cos. Inc. Class A	107,042	10,671
*	Expedia Group Inc.	68,205	10,096
*	Alaska Air Group Inc.	207,708	9,390
*	BJ's Wholesale Club Holdings Inc.	113,096	9,328
	Gentex Corp.	302,760	8,989
	Southwest Airlines Co.	300,191	8,895
	Interpublic Group of Cos. Inc.	259,529	8,209
*	Dollar Tree Inc.	114,347	8,041
*	Liberty Media Corp.-Liberty Formula One Class C	102,072	7,903
*	Carnival Corp.	414,330	7,657
*	ROBLOX Corp. Class A	171,780	7,603
*	Burlington Stores Inc.	27,479	7,240
*	Deckers Outdoor Corp.	41,916	6,684
*	Floor & Decor Holdings Inc. Class A	53,322	6,621
*	Aptiv plc	89,241	6,426
*	MGM Resorts International	163,296	6,383
*	Rivian Automotive Inc. Class A	563,827	6,326
	Tractor Supply Co.	21,460	6,243
*	Ulta Beauty Inc.	14,624	5,690
	Dollar General Corp.	65,842	5,568
	Hasbro Inc.	76,898	5,561
	Omnicom Group Inc.	53,347	5,516
*	Norwegian Cruise Line Holdings Ltd.	257,285	5,277
*	Liberty Media Corp.-Liberty Formula One Class A	71,269	5,098
*	Liberty Media Corp.-Liberty Live Class A	94,390	4,673
*	Bright Horizons Family Solutions Inc.	33,246	4,659
*	American Airlines Group Inc.	411,559	4,626
*	Carvana Co.	25,853	4,501
	Ralph Lauren Corp.	23,166	4,491
	Sirius XM Holdings Inc.	188,076	4,448
*	DraftKings Inc. Class A	111,122	4,356
*	Crocs Inc.	29,940	4,336
*	Planet Fitness Inc. Class A	53,344	4,333
*	Skechers USA Inc. Class A	64,614	4,324
	BorgWarner Inc.	112,717	4,091
	News Corp. Class A	153,012	4,075
*	Duolingo Inc. Class A	11,713	3,303
*	GameStop Corp. Class A	141,182	3,237
	RB Global Inc.	39,397	3,171
*	Coty Inc. Class A	334,341	3,139
*	Penn Entertainment Inc.	157,052	2,962
*	Grand Canyon Education Inc.	20,393	2,893
	Pool Corp.	7,523	2,835
	U-Haul Holding Co. (XNYS)	39,075	2,813
	Williams-Sonoma Inc.	15,786	2,446
*	Ollie's Bargain Outlet Holdings Inc.	25,066	2,436
*	Liberty Media Corp.-Liberty Live Class C	46,770	2,401

		Shares	Market Value ($000)
	LKQ Corp.	58,434	2,333
	New York Times Co. Class A	41,805	2,327
	Las Vegas Sands Corp.	45,601	2,296
	Harley-Davidson Inc.	59,369	2,287
	Service Corp. International	28,703	2,266
*	Mattel Inc.	111,801	2,130
	Domino's Pizza Inc.	4,900	2,108
	Aramark	52,922	2,050
	Genuine Parts Co.	14,008	1,957
	Lennar Corp. Class B	10,972	1,897
*	YETI Holdings Inc.	42,698	1,752
*	Madison Square Garden Sports Corp.	7,890	1,643
*	Under Armour Inc. Class A	179,577	1,600
	Rollins Inc.	30,069	1,521
*	RH	4,411	1,475
*	Five Below Inc.	16,637	1,470
	News Corp. Class B	50,143	1,401
	Best Buy Co. Inc.	12,965	1,339
*	Etsy Inc.	23,405	1,300
*	Cava Group Inc.	10,264	1,271
*	QuantumScape Corp. Class A	182,413	1,049
	Ford Motor Co.	89,431	944
*	Lucid Group Inc.	260,658	920
*	U-Haul Holding Co.	10,209	791
*	Lyft Inc. Class A	58,607	747
	Nordstrom Inc.	26,716	601
*	Under Armour Inc. Class C	68,717	574
	Garmin Ltd.	3,130	551
	Lithia Motors Inc. Class A	1,257	399
	Paramount Global Class B	36,324	386
	Wynn Resorts Ltd.	3,721	357
*	Amer Sports Inc.	17,988	287
	Thor Industries Inc.	2,531	278
	Boyd Gaming Corp.	4,055	262
*	TripAdvisor Inc.	16,036	232
*	Caesars Entertainment Inc.	5,205	217
	H&R Block Inc.	3,338	212
	Choice Hotels International Inc.	1,623	211
	Paramount Global Class A	8,943	195
*	Light & Wonder Inc.	1,473	134
	Wyndham Hotels & Resorts Inc.	1,339	105
	Murphy USA Inc.	200	99
	VF Corp.	4,364	87
	SharkNinja Inc.	574	62
	Churchill Downs Inc.	360	49
	Dick's Sporting Goods Inc.	200	42
*	Valvoline Inc.	549	23
			3,308,956
Consumer Staples (4.5%)
	Procter & Gamble Co.	1,090,911	188,946
	Coca-Cola Co.	1,490,011	107,072
	PepsiCo Inc.	524,304	89,158
	Philip Morris International Inc.	418,256	50,776
	Mondelez International Inc. Class A	672,908	49,573
	Colgate-Palmolive Co.	373,469	38,770
*	Monster Beverage Corp.	740,701	38,642
	McKesson Corp.	66,291	32,776
*	Post Holdings Inc.	261,532	30,272
	Cencora Inc.	108,905	24,512
	CVS Health Corp.	385,768	24,257
	Kroger Co.	416,419	23,861
	Church & Dwight Co. Inc.	205,880	21,560
	Constellation Brands Inc. Class A	82,638	21,295
	Hershey Co.	92,394	17,719
	Corteva Inc.	299,196	17,590
	Kenvue Inc.	743,778	17,204
	Keurig Dr Pepper Inc.	438,785	16,446
	McCormick & Co. Inc. (Non-Voting)	188,820	15,540
	Archer-Daniels-Midland Co.	232,055	13,863

		Shares	Market Value ($000)
	Altria Group Inc.	241,258	12,314
	Clorox Co.	71,196	11,599
	Casey's General Stores Inc.	28,502	10,708
	General Mills Inc.	142,079	10,493
	Tyson Foods Inc. Class A	167,907	10,001
	Brown-Forman Corp. Class B	201,170	9,898
*	US Foods Holding Corp.	156,099	9,600
	Seaboard Corp.	2,998	9,405
	Spectrum Brands Holdings Inc.	89,440	8,509
	Ingredion Inc.	56,403	7,751
	Sysco Corp.	97,963	7,647
*	Performance Food Group Co.	97,402	7,633
	Kellanova	91,486	7,384
	Hormel Foods Corp.	218,867	6,938
*	Freshpet Inc.	50,189	6,864
	Kimberly-Clark Corp.	47,027	6,691
	J M Smucker Co.	53,437	6,471
*	Pilgrim's Pride Corp.	130,024	5,988
	Molson Coors Beverage Co. Class B	100,788	5,797
	Campbell Soup Co.	114,107	5,582
	Kraft Heinz Co.	109,303	3,838
*	Darling Ingredients Inc.	92,067	3,421
*	Boston Beer Co. Inc. Class A	9,786	2,830
	Bunge Global SA	22,027	2,129
	Lamb Weston Holdings Inc.	23,712	1,535
*	BellRing Brands Inc.	15,983	970
	Conagra Brands Inc.	6,087	198
	Coca-Cola Consolidated Inc.	77	101
	Reynolds Consumer Products Inc.	2,831	88
			1,022,215
Energy (3.4%)
	Exxon Mobil Corp.	1,838,377	215,495
	Chevron Corp.	661,545	97,426
	ConocoPhillips	519,475	54,690
	Cheniere Energy Inc.	184,685	33,214
	Marathon Petroleum Corp.	189,662	30,898
	EOG Resources Inc.	235,362	28,933
	Occidental Petroleum Corp.	533,473	27,495
	Schlumberger NV	582,126	24,420
	Valero Energy Corp.	155,896	21,051
	Phillips 66	158,889	20,886
	Devon Energy Corp.	502,823	19,670
	EQT Corp.	496,689	18,199
	Hess Corp.	125,540	17,048
*	Southwestern Energy Co.	2,233,852	15,883
	Diamondback Energy Inc.	89,730	15,469
	Targa Resources Corp.	93,422	13,827
	Baker Hughes Co.	367,000	13,267
	Williams Cos. Inc.	283,640	12,948
*	First Solar Inc.	50,522	12,602
	Halliburton Co.	395,337	11,485
	Marathon Oil Corp.	419,787	11,179
	NOV Inc.	690,587	11,029
*	Antero Resources Corp.	355,855	10,195
	Coterra Energy Inc.	363,421	8,704
	Texas Pacific Land Corp.	7,434	6,577
	APA Corp.	144,948	3,545
*	Enphase Energy Inc.	30,426	3,439
	DT Midstream Inc.	42,621	3,353
	Range Resources Corp.	108,753	3,345
	TechnipFMC plc	105,599	2,770
	HF Sinclair Corp.	54,889	2,446
	ONEOK Inc.	20,282	1,848
	Antero Midstream Corp.	95,607	1,439
	Kinder Morgan Inc.	4,979	110
	Viper Energy Inc. Class A	1,439	65
			774,950
Financials (10.7%)
*	Berkshire Hathaway Inc. Class B	905,518	416,774

		Shares	Market Value ($000)
	JPMorgan Chase & Co.	1,278,390	269,561
	Bank of America Corp.	3,453,504	137,035
	Wells Fargo & Co.	1,544,233	87,234
	Morgan Stanley	766,964	79,948
	S&P Global Inc.	145,554	75,196
	Progressive Corp.	274,121	69,561
	Goldman Sachs Group Inc.	129,923	64,326
	Citigroup Inc.	778,874	48,758
	Chubb Ltd.	149,686	43,168
	MSCI Inc.	73,024	42,568
	Marsh & McLennan Cos. Inc.	186,521	41,611
	Aon plc Class A	119,670	41,405
	Intercontinental Exchange Inc.	256,444	41,195
	Charles Schwab Corp.	632,535	40,995
	Moody's Corp.	77,041	36,563
	Ameriprise Financial Inc.	77,718	36,513
	Brown & Brown Inc.	342,394	35,472
*	Arch Capital Group Ltd.	310,995	34,794
	BlackRock Inc.	35,714	33,911
	Aflac Inc.	299,701	33,507
	KKR & Co. Inc.	225,135	29,398
	Arthur J Gallagher & Co.	90,031	25,332
	Discover Financial Services	175,870	24,673
	Nasdaq Inc.	321,915	23,503
	American International Group Inc.	306,158	22,420
	Travelers Cos. Inc.	95,557	22,372
	PNC Financial Services Group Inc.	117,911	21,796
	Allstate Corp.	109,659	20,797
	W R Berkley Corp.	359,793	20,411
	Blackstone Inc.	118,306	18,116
	US Bancorp	384,137	17,567
	Prudential Financial Inc.	140,725	17,042
	CME Group Inc.	76,476	16,874
	First Citizens BancShares Inc. Class A	8,961	16,497
	Raymond James Financial Inc.	131,001	16,042
*	NU Holdings Ltd. Class A	1,167,704	15,939
	Apollo Global Management Inc.	125,719	15,704
	Popular Inc.	155,247	15,567
	Assurant Inc.	76,527	15,218
	SLM Corp.	645,142	14,754
	Fifth Third Bancorp	318,540	13,646
*	Coinbase Global Inc. Class A	76,480	13,626
	MetLife Inc.	158,443	13,068
	Reinsurance Group of America Inc.	59,104	12,877
	State Street Corp.	145,423	12,866
	Broadridge Financial Solutions Inc.	57,911	12,453
*	Markel Group Inc.	7,851	12,315
	Truist Financial Corp.	279,994	11,975
	Cboe Global Markets Inc.	55,270	11,323
	East West Bancorp Inc.	136,204	11,270
	Globe Life Inc.	104,117	11,027
	Bank of New York Mellon Corp.	152,862	10,985
*	Robinhood Markets Inc. Class A	459,283	10,756
	Commerce Bancshares Inc.	170,289	10,115
	Willis Towers Watson plc	31,933	9,405
	Principal Financial Group Inc.	107,082	9,198
	White Mountains Insurance Group Ltd.	5,344	9,065
	T. Rowe Price Group Inc.	82,881	9,028
	Hartford Financial Services Group Inc.	73,034	8,590
	SEI Investments Co.	120,864	8,363
	M&T Bank Corp.	46,128	8,216
	Zions Bancorp NA	170,974	8,073
	Loews Corp.	101,412	8,017
	Interactive Brokers Group Inc. Class A	56,502	7,874
	Hanover Insurance Group Inc.	49,540	7,337
	Wintrust Financial Corp.	64,292	6,978
	LPL Financial Holdings Inc.	27,341	6,360
	RenaissanceRe Holdings Ltd.	21,453	5,844
	Jefferies Financial Group Inc.	89,949	5,536
	MGIC Investment Corp.	208,978	5,350

		Shares	Market Value ($000)
	Cullen/Frost Bankers Inc.	46,275	5,176
	KeyCorp	307,221	5,146
	FactSet Research Systems Inc.	10,848	4,988
	BOK Financial Corp.	41,099	4,300
	Voya Financial Inc.	48,056	3,807
	Pinnacle Financial Partners Inc.	36,898	3,615
	Morningstar Inc.	9,230	2,945
	MarketAxess Holdings Inc.	9,758	2,500
	Everest Group Ltd.	5,782	2,266
	Western Alliance Bancorp	25,427	2,199
	First Horizon Corp.	138,758	2,155
	Tradeweb Markets Inc. Class A	16,890	2,089
*	Credit Acceptance Corp.	4,676	2,073
	Fidelity National Financial Inc.	31,637	1,963
*	Brighthouse Financial Inc.	42,947	1,934
	Affiliated Managers Group Inc.	10,087	1,793
	Northern Trust Corp.	19,000	1,711
	Primerica Inc.	6,278	1,665
	Webster Financial Corp.	35,432	1,651
*	Rocket Cos. Inc. Class A	84,303	1,618
	Kinsale Capital Group Inc.	3,296	1,535
	Assured Guaranty Ltd.	14,280	1,136
	Ryan Specialty Holdings Inc. Class A	9,335	620
	Ares Management Corp. Class A	1,664	259
	Unum Group	3,849	229
	Evercore Inc. Class A	690	175
	Old Republic International Corp.	4,091	145
	Prosperity Bancshares Inc.	1,807	130
	Regions Financial Corp.	4,714	110
	Citizens Financial Group Inc.	2,522	104
	Cincinnati Financial Corp.	737	100
	Huntington Bancshares Inc.	6,402	94
	Stifel Financial Corp.	984	92
	Axis Capital Holdings Ltd.	998	79
	Houlihan Lokey Inc. Class A	499	79
	Comerica Inc.	1,302	78
	First American Financial Corp.	1,183	78
	Virtu Financial Inc. Class A	2,408	73
	TPG Inc. Class A	1,172	67
			2,452,430
Health Care (11.0%)
	Eli Lilly & Co.	366,009	324,262
	UnitedHealth Group Inc.	390,295	228,198
	Johnson & Johnson	924,826	149,877
	AbbVie Inc.	653,587	129,070
	Merck & Co. Inc.	1,010,932	114,801
	Thermo Fisher Scientific Inc.	156,040	96,522
	Abbott Laboratories	695,510	79,295
	Amgen Inc.	236,922	76,339
*	Intuitive Surgical Inc.	146,399	71,921
	Danaher Corp.	235,236	65,400
*	Boston Scientific Corp.	754,950	63,265
*	Regeneron Pharmaceuticals Inc.	55,092	57,915
*	Vertex Pharmaceuticals Inc.	122,624	57,030
	Cigna Group	155,413	53,841
	Elevance Health Inc.	102,188	53,138
	Stryker Corp.	140,564	50,780
	Zoetis Inc.	246,244	48,111
	Pfizer Inc.	1,470,493	42,556
	Gilead Sciences Inc.	457,612	38,366
	HCA Healthcare Inc.	86,742	35,255
	Medtronic plc	374,239	33,693
	Becton Dickinson & Co.	125,769	30,323
	Agilent Technologies Inc.	201,648	29,941
	Bristol-Myers Squibb Co.	450,177	23,292
*	Waters Corp.	63,290	22,777
	Humana Inc.	60,343	19,113
*	Biogen Inc.	98,561	19,105
*	Cooper Cos. Inc.	165,992	18,316

		Shares	Market Value ($000)
	GE HealthCare Technologies Inc.	177,397	16,649
*	IQVIA Holdings Inc.	67,846	16,077
*	Alnylam Pharmaceuticals Inc.	57,273	15,752
	Cardinal Health Inc.	139,154	15,379
*	IDEXX Laboratories Inc.	30,361	15,339
	Labcorp Holdings Inc.	66,721	14,911
*	Charles River Laboratories International Inc.	71,271	14,038
	Universal Health Services Inc. Class B	60,322	13,814
	Revvity Inc.	107,714	13,760
	ResMed Inc.	54,943	13,413
	Bio-Techne Corp.	164,179	13,123
*	Dexcom Inc.	190,178	12,750
*	Centene Corp.	167,428	12,604
*	United Therapeutics Corp.	35,069	12,567
*	Edwards Lifesciences Corp.	187,783	12,392
*	Hologic Inc.	149,213	12,155
	Quest Diagnostics Inc.	71,179	11,051
	Bruker Corp.	157,426	10,872
*	Exact Sciences Corp.	152,477	10,387
	Zimmer Biomet Holdings Inc.	92,457	9,981
*	Henry Schein Inc.	132,076	9,628
	Teleflex Inc.	38,194	9,446
*	Illumina Inc.	67,763	8,837
*	Catalent Inc.	145,193	8,794
*	Incyte Corp.	132,550	8,762
*	Tenet Healthcare Corp.	52,406	8,710
*	Moderna Inc.	120,626	8,061
*	Insulet Corp.	34,469	8,023
*	Veeva Systems Inc. Class A	37,867	7,947
*	Solventum Corp.	112,243	7,826
	STERIS plc	31,928	7,744
*	BioMarin Pharmaceutical Inc.	102,464	7,202
*	Jazz Pharmaceuticals plc	63,399	7,063
*	Natera Inc.	54,694	6,943
*	Sarepta Therapeutics Inc.	55,365	6,915
*	Envista Holdings Corp.	341,055	6,739
*	Align Technology Inc.	26,334	6,697
*	DaVita Inc.	39,920	6,544
*	Ultragenyx Pharmaceutical Inc.	110,610	6,144
*	Acadia Healthcare Co. Inc.	88,547	5,615
	West Pharmaceutical Services Inc.	17,994	5,401
*	Exelixis Inc.	192,821	5,004
*	Molina Healthcare Inc.	14,196	4,891
*	Penumbra Inc.	22,171	4,308
*	Neurocrine Biosciences Inc.	32,932	3,794
*	Ionis Pharmaceuticals Inc.	86,428	3,462
	Baxter International Inc.	90,807	3,448
*	Bio-Rad Laboratories Inc. Class A	9,605	3,214
*	Inspire Medical Systems Inc.	12,199	2,575
*	Viking Therapeutics Inc.	40,035	2,535
*	Intra-Cellular Therapies Inc.	33,562	2,456
	Encompass Health Corp.	24,560	2,373
*	Roivant Sciences Ltd.	169,645	1,958
	Chemed Corp.	2,987	1,795
*	Avantor Inc.	62,448	1,615
*	Elanco Animal Health Inc.	96,383	1,416
*	Doximity Inc. Class A	31,069	1,354
*	Globus Medical Inc. Class A	14,824	1,060
*	Fortrea Holdings Inc.	50,269	1,005
*	10X Genomics Inc. Class A	42,440	958
	Viatris Inc.	81,485	946
*	Masimo Corp.	6,041	805
*	Amedisys Inc.	7,632	737
*	QuidelOrtho Corp.	14,320	653
*	Apellis Pharmaceuticals Inc.	15,295	441
*	Medpace Holdings Inc.	947	316
*	R1 RCM Inc.	20,652	293
*	Sotera Health Co.	17,302	289
	Organon & Co.	11,232	215
	Royalty Pharma plc Class A	6,152	174

		Shares	Market Value ($000)
*	QIAGEN NV	608	28
			2,512,675
Industrials (12.4%)
	Visa Inc. Class A	684,246	188,133
	Mastercard Inc. Class A	355,641	175,616
	General Electric Co.	454,373	85,686
	Accenture plc Class A	233,290	82,463
	RTX Corp.	608,271	73,698
	American Express Co.	261,186	70,834
	Caterpillar Inc.	169,239	66,193
	Union Pacific Corp.	255,331	62,934
*	Fiserv Inc.	317,875	57,106
	TransDigm Group Inc.	38,730	55,273
	Cintas Corp.	261,380	53,813
	Sherwin-Williams Co.	124,477	47,509
	Deere & Co.	103,202	43,069
	Eaton Corp. plc	129,381	42,882
*	PayPal Holdings Inc.	542,647	42,343
	Parker-Hannifin Corp.	65,215	41,204
	Honeywell International Inc.	197,810	40,889
	Old Dominion Freight Line Inc.	199,452	39,619
*	Boeing Co.	249,221	37,892
	Verisk Analytics Inc.	132,798	35,585
	Northrop Grumman Corp.	67,366	35,574
	Illinois Tool Works Inc.	134,085	35,140
	Lockheed Martin Corp.	59,348	34,692
	General Dynamics Corp.	110,758	33,471
	CSX Corp.	940,456	32,474
	Automatic Data Processing Inc.	116,121	32,134
*	Mettler-Toledo International Inc.	21,261	31,885
*	GE Vernova Inc.	124,491	31,743
	United Parcel Service Inc. Class B	224,756	30,643
	FedEx Corp.	108,767	29,767
	Norfolk Southern Corp.	115,127	28,609
	AMETEK Inc.	154,174	26,473
	Carlisle Cos. Inc.	56,036	25,202
	Carrier Global Corp.	311,701	25,089
	Martin Marietta Materials Inc.	46,278	24,909
	Eagle Materials Inc.	86,370	24,844
	WW Grainger Inc.	22,893	23,782
	Lennox International Inc.	38,471	23,248
	Global Payments Inc.	215,019	22,022
	Vulcan Materials Co.	87,366	21,879
	PACCAR Inc.	217,707	21,483
	Equifax Inc.	72,874	21,415
	Trane Technologies plc	54,540	21,201
	United Rentals Inc.	25,199	20,404
	3M Co.	148,881	20,352
*	Keysight Technologies Inc.	127,923	20,331
	Quanta Services Inc.	63,452	18,918
	L3Harris Technologies Inc.	79,021	18,797
	Jacobs Solutions Inc.	140,325	18,369
	Emerson Electric Co.	161,076	17,617
	Owens Corning	99,539	17,571
	Expeditors International of Washington Inc.	129,162	16,972
	IDEX Corp.	77,810	16,690
	Cummins Inc.	51,132	16,556
	Otis Worldwide Corp.	156,938	16,312
*	Fair Isaac Corp.	8,109	15,760
	BWX Technologies Inc.	144,342	15,690
	Capital One Financial Corp.	101,944	15,264
	Ball Corp.	218,006	14,805
*	Zebra Technologies Corp. Class A	39,207	14,519
	Landstar System Inc.	72,749	13,740
	Crown Holdings Inc.	142,565	13,669
	Westinghouse Air Brake Technologies Corp.	74,148	13,478
	JB Hunt Transport Services Inc.	77,704	13,391
	Ingersoll Rand Inc.	134,346	13,187
	Howmet Aerospace Inc.	130,321	13,065

		Shares	Market Value ($000)
	DuPont de Nemours Inc.	145,228	12,941
	Johnson Controls International plc	161,071	12,501
	Textron Inc.	140,974	12,488
*	Teledyne Technologies Inc.	28,442	12,448
	Fortive Corp.	157,320	12,417
	Xylem Inc.	89,582	12,096
*	Axon Enterprise Inc.	30,078	12,019
	Fidelity National Information Services Inc.	136,373	11,421
	Huntington Ingalls Industries Inc.	42,600	11,263
	Toro Co.	128,813	11,172
*	Builders FirstSource Inc.	56,603	10,973
	Armstrong World Industries Inc.	80,218	10,543
	ITT Inc.	69,239	10,352
	Synchrony Financial	200,256	9,989
	HEICO Corp.	37,956	9,925
	Veralto Corp.	83,982	9,394
	Graco Inc.	101,920	8,919
*	Corpay Inc.	27,925	8,734
	EMCOR Group Inc.	19,985	8,604
*	Middleby Corp.	60,632	8,436
	Jack Henry & Associates Inc.	45,517	8,036
	Dover Corp.	41,472	7,952
	Oshkosh Corp.	79,188	7,935
	Donaldson Co. Inc.	101,876	7,508
	Valmont Industries Inc.	25,791	7,478
*	Trimble Inc.	115,806	7,190
*	Block Inc. Class A	100,089	6,719
	Genpact Ltd.	171,163	6,711
	Allison Transmission Holdings Inc.	65,885	6,330
	Packaging Corp. of America	28,697	6,181
	Robert Half Inc.	91,054	6,138
*	Mohawk Industries Inc.	36,377	5,845
*	Generac Holdings Inc.	35,017	5,564
	Paychex Inc.	41,466	5,564
*	XPO Inc.	51,150	5,499
	Curtiss-Wright Corp.	16,669	5,479
	Tetra Tech Inc.	113,890	5,371
	Regal Rexnord Corp.	32,142	5,332
	PPG Industries Inc.	36,870	4,884
*	Saia Inc.	11,157	4,879
	AECOM	44,437	4,589
	Flowserve Corp.	88,132	4,556
*	Axalta Coating Systems Ltd.	125,320	4,535
*	Amentum Holdings Inc.	140,325	4,526
	Rockwell Automation Inc.	16,634	4,466
*	ATI Inc.	66,390	4,442
	Hubbell Inc. Class B	10,205	4,371
	Woodward Inc.	24,846	4,261
	CH Robinson Worldwide Inc.	37,121	4,097
	Advanced Drainage Systems Inc.	25,160	3,954
	ManpowerGroup Inc.	52,389	3,852
*	Affirm Holdings Inc. Class A	90,309	3,686
	MSC Industrial Direct Co. Inc. Class A	41,591	3,579
*	MasTec Inc.	28,849	3,551
	Dow Inc.	64,117	3,503
	Graphic Packaging Holding Co.	113,767	3,366
	Sealed Air Corp.	91,392	3,318
*	FTI Consulting Inc.	14,497	3,299
	Nordson Corp.	12,544	3,294
	Stanley Black & Decker Inc.	29,104	3,205
	Crane Co.	20,174	3,193
*	WEX Inc.	14,146	2,967
*	WillScot Holdings Corp.	78,741	2,961
*	Kirby Corp.	24,118	2,953
*	Shift4 Payments Inc. Class A	32,912	2,916
*	TopBuild Corp.	6,987	2,842
	Berry Global Group Inc.	39,539	2,688
	Esab Corp.	23,645	2,514
	Acuity Brands Inc.	8,967	2,469
	Silgan Holdings Inc.	46,193	2,425

		Shares	Market Value ($000)
	Pentair plc	24,782	2,423
*	Euronet Worldwide Inc.	23,337	2,316
	Fortune Brands Innovations Inc.	24,122	2,160
*	Trex Co. Inc.	32,034	2,133
	AptarGroup Inc.	13,091	2,097
	Allegion plc	13,424	1,956
	MDU Resources Group Inc.	70,024	1,919
*	Spirit AeroSystems Holdings Inc. Class A	56,366	1,832
	Booz Allen Hamilton Holding Corp.	10,786	1,756
	Vontier Corp.	51,125	1,725
	TransUnion	16,149	1,691
*	Gates Industrial Corp. plc	94,022	1,650
	nVent Electric plc	22,427	1,576
	CRH plc	15,351	1,424
	A O Smith Corp.	15,254	1,370
*	BILL Holdings Inc.	21,217	1,119
	Vestis Corp.	72,141	1,075
	RPM International Inc.	7,189	870
	WESCO International Inc.	5,097	856
*	AZEK Co. Inc. Class A	17,096	800
*	Hayward Holdings Inc.	42,620	654
	HEICO Corp. Class A	2,666	543
*	Core & Main Inc. Class A	11,478	510
	AAON Inc.	4,278	461
	Littelfuse Inc.	1,399	371
	Brunswick Corp.	3,484	292
*	Paylocity Holding Corp.	1,635	270
	Masco Corp.	2,910	244
	Louisiana-Pacific Corp.	2,204	237
	Knight-Swift Transportation Holdings Inc. Class A	4,070	220
	Simpson Manufacturing Co. Inc.	1,007	193
	Amcor plc	11,516	131
	Comfort Systems USA Inc.	284	111
*	Loar Holdings Inc.	1,350	101
	Schneider National Inc. Class B	3,007	86
	MSA Safety Inc.	165	29
	Lincoln Electric Holdings Inc.	143	27
	Watsco Inc.	47	23
	Snap-on Inc.	60	17
	Crane NXT Co.	164	9
*,1	GCI Liberty Inc.	58,613	—
			2,842,762
Real Estate (2.5%)
	American Tower Corp.	220,702	51,326
	Prologis Inc.	400,499	50,575
	Welltower Inc.	355,755	45,547
	Equinix Inc.	46,568	41,335
*	CBRE Group Inc. Class A	301,340	37,511
	SBA Communications Corp.	106,729	25,690
	AvalonBay Communities Inc.	102,812	23,158
	Public Storage	59,780	21,752
	Extra Space Storage Inc.	106,933	19,268
	Digital Realty Trust Inc.	118,744	19,216
	Ventas Inc.	289,838	18,587
	Crown Castle Inc.	147,516	17,500
*	Jones Lang LaSalle Inc.	54,657	14,747
*	Howard Hughes Holdings Inc.	189,641	14,684
	Simon Property Group Inc.	83,703	14,148
*	CoStar Group Inc.	184,064	13,886
	Equity LifeStyle Properties Inc.	191,794	13,683
	American Homes 4 Rent Class A	341,378	13,106
	Iron Mountain Inc.	99,326	11,803
	Equity Residential	145,906	10,864
	Mid-America Apartment Communities Inc.	64,525	10,253
	Essex Property Trust Inc.	33,077	9,772
	Vornado Realty Trust	234,375	9,234
	Lineage Inc.	108,847	8,531
	Invitation Homes Inc.	224,454	7,914
	Realty Income Corp.	109,527	6,946

		Shares	Market Value ($000)
*	Zillow Group Inc. Class C	108,338	6,917
	Lamar Advertising Co. Class A	49,553	6,620
*	Zillow Group Inc. Class A	91,767	5,683
	Camden Property Trust	43,857	5,418
	Alexandria Real Estate Equities Inc.	38,539	4,577
	Weyerhaeuser Co.	133,802	4,531
	Kimco Realty Corp.	192,983	4,481
	CubeSmart	81,339	4,378
	First Industrial Realty Trust Inc.	51,231	2,868
	Americold Realty Trust Inc.	56,244	1,590
	VICI Properties Inc. Class A	41,976	1,398
	Host Hotels & Resorts Inc.	78,829	1,387
	Federal Realty Investment Trust	10,756	1,237
	EastGroup Properties Inc.	5,822	1,088
	Sun Communities Inc.	5,295	716
*	Seaport Entertainment Group Inc.	22,937	629
	UDR Inc.	4,199	190
	Regency Centers Corp.	2,420	175
	Agree Realty Corp.	1,990	150
	Brixmor Property Group Inc.	5,264	147
	STAG Industrial Inc.	3,623	142
	Cousins Properties Inc.	4,659	137
	BXP Inc.	1,492	120
	NNN REIT Inc.	2,208	107
			585,722
Technology (34.4%)
	Apple Inc.	6,342,805	1,477,874
	Microsoft Corp.	3,227,453	1,388,773
	NVIDIA Corp.	10,172,435	1,235,341
	Meta Platforms Inc. Class A	954,232	546,241
	Alphabet Inc. Class A	2,544,544	422,013
	Alphabet Inc. Class C	2,164,041	361,806
	Broadcom Inc.	1,867,552	322,153
	Oracle Corp.	660,028	112,469
*	Advanced Micro Devices Inc.	666,571	109,371
	Salesforce Inc.	384,082	105,127
*	Adobe Inc.	195,077	101,007
	Applied Materials Inc.	481,605	97,308
	QUALCOMM Inc.	456,471	77,623
	Intuit Inc.	123,658	76,792
*	ServiceNow Inc.	83,113	74,335
	Texas Instruments Inc.	356,842	73,713
*	Cadence Design Systems Inc.	267,805	72,583
	Lam Research Corp.	84,482	68,944
	KLA Corp.	88,948	68,882
*	Synopsys Inc.	126,553	64,085
	International Business Machines Corp.	275,756	60,964
	Amphenol Corp. Class A	692,022	45,092
	Micron Technology Inc.	414,454	42,983
*	Palo Alto Networks Inc.	125,523	42,904
	Analog Devices Inc.	179,001	41,201
*	Autodesk Inc.	134,420	37,030
*	Fortinet Inc.	436,067	33,817
	Intel Corp.	1,411,726	33,119
	Roper Technologies Inc.	53,121	29,559
	Teradyne Inc.	218,445	29,256
*	Palantir Technologies Inc. Class A	779,407	28,994
*	Crowdstrike Holdings Inc. Class A	83,951	23,546
*	Gartner Inc.	45,410	23,012
	Marvell Technology Inc.	318,961	23,003
*	DoorDash Inc. Class A	151,760	21,661
*	Workday Inc. Class A	87,503	21,387
	Corning Inc.	448,584	20,254
*	VeriSign Inc.	98,187	18,652
	Cognizant Technology Solutions Corp. Class A	234,923	18,131
*	Western Digital Corp.	248,268	16,954
	NetApp Inc.	134,948	16,667
	Hewlett Packard Enterprise Co.	711,355	14,554
*	Arrow Electronics Inc.	109,345	14,524

		Shares	Market Value ($000)
	Monolithic Power Systems Inc.	15,563	14,388
	Vertiv Holdings Co. Class A	140,567	13,985
*	ON Semiconductor Corp.	178,040	12,928
	HP Inc.	314,111	11,267
*	ANSYS Inc.	33,362	10,630
*	GoDaddy Inc. Class A	65,117	10,209
*	Snowflake Inc. Class A	86,126	9,892
*	Manhattan Associates Inc.	34,067	9,586
*	PTC Inc.	50,661	9,152
*	Cloudflare Inc. Class A	113,000	9,141
	Dolby Laboratories Inc. Class A	115,638	8,850
*	Atlassian Corp. Class A	54,002	8,576
*	Zoom Video Communications Inc. Class A	120,820	8,426
	Microchip Technology Inc.	104,770	8,412
*	MongoDB Inc.	28,847	7,799
*	Maplebear Inc.	183,116	7,460
*	MicroStrategy Inc. Class A	44,127	7,440
*	Datadog Inc. Class A	63,928	7,356
*	Guidewire Software Inc.	39,213	7,174
*	Dayforce Inc.	116,791	7,153
	SS&C Technologies Holdings Inc.	96,201	7,139
*	HubSpot Inc.	13,223	7,029
*	AppLovin Corp. Class A	53,442	6,977
*	Pure Storage Inc. Class A	136,249	6,845
*	Pinterest Inc. Class A	209,652	6,786
	Gen Digital Inc.	230,287	6,317
*	Tyler Technologies Inc.	10,607	6,192
*	Akamai Technologies Inc.	60,518	6,109
	Avnet Inc.	105,416	5,725
	Dell Technologies Inc. Class C	47,402	5,619
	Jabil Inc.	42,664	5,112
*	CACI International Inc. Class A	9,767	4,928
*	Toast Inc. Class A	165,968	4,699
*	Coherent Corp.	52,818	4,696
*	EPAM Systems Inc.	22,452	4,469
	CDW Corp.	19,227	4,351
	Leidos Holdings Inc.	26,696	4,351
*	Dynatrace Inc.	80,921	4,327
*	Match Group Inc.	107,370	4,063
*	DXC Technology Co.	195,010	4,046
*	Nutanix Inc. Class A	66,303	3,928
*	Qorvo Inc.	36,388	3,759
*	Paycor HCM Inc.	219,175	3,110
*	Aspen Technology Inc.	12,499	2,985
	Universal Display Corp.	13,611	2,857
*	DocuSign Inc.	44,586	2,768
*	Twilio Inc. Class A	42,291	2,758
	Entegris Inc.	22,576	2,541
*	Globant SA	12,159	2,409
*	IAC Inc.	44,757	2,409
*	Dropbox Inc. Class A	69,642	1,771
	Science Applications International Corp.	11,778	1,640
*	Gitlab Inc. Class A	30,964	1,596
*	Teradata Corp.	49,671	1,507
*	F5 Inc.	6,402	1,410
	Amdocs Ltd.	15,184	1,328
*	Kyndryl Holdings Inc.	56,905	1,308
*	Okta Inc.	17,349	1,290
*	Zscaler Inc.	6,783	1,160
*	HashiCorp Inc. Class A	33,122	1,122
*	SentinelOne Inc. Class A	42,692	1,021
	Skyworks Solutions Inc.	6,974	689
*	Cirrus Logic Inc.	4,755	591
*	Informatica Inc. Class A	17,729	448
	Pegasystems Inc.	4,992	365
*	nCino Inc.	10,809	341
*	Elastic NV	4,330	332
*	Smartsheet Inc. Class A	4,000	221
	Dun & Bradstreet Holdings Inc.	17,330	199
	Concentrix Corp.	3,875	199

		Shares	Market Value ($000)
*	RingCentral Inc. Class A	5,294	167
*	Parsons Corp.	1,599	166
	Bentley Systems Inc. Class B	2,152	109
*	Procore Technologies Inc.	1,058	65
	TD SYNNEX Corp.	281	34
			7,861,911
Telecommunications (2.0%)
	T-Mobile US Inc.	474,706	97,960
	Cisco Systems Inc.	1,579,260	84,048
	Comcast Corp. Class A	1,579,225	65,964
*	Arista Networks Inc.	102,481	39,334
	Verizon Communications Inc.	830,707	37,307
	Motorola Solutions Inc.	82,587	37,134
*	Liberty Global Ltd. Class C	1,108,485	23,954
	AT&T Inc.	930,038	20,461
*	Charter Communications Inc. Class A	44,262	14,344
	Juniper Networks Inc.	278,058	10,839
*	Frontier Communications Parent Inc.	221,452	7,868
*	Ciena Corp.	96,721	5,957
*	Roku Inc.	55,182	4,120
*	Liberty Broadband Corp. Class C	42,336	3,272
*	Lumentum Holdings Inc.	46,514	2,948
	Iridium Communications Inc.	36,716	1,118
*	Liberty Broadband Corp. Class A	6,984	537
	Ubiquiti Inc.	683	152
			457,317
Utilities (2.6%)
	NextEra Energy Inc.	1,002,500	84,741
	PG&E Corp.	3,581,365	70,803
	Constellation Energy Corp.	141,884	36,893
	Duke Energy Corp.	311,737	35,943
	Waste Management Inc.	171,955	35,698
	Southern Co.	344,342	31,053
	Sempra	281,558	23,547
	American Water Works Co. Inc.	150,175	21,962
	WEC Energy Group Inc.	206,781	19,888
	Atmos Energy Corp.	133,378	18,501
	CenterPoint Energy Inc.	588,810	17,323
	Exelon Corp.	386,434	15,670
	CMS Energy Corp.	220,175	15,551
	Public Service Enterprise Group Inc.	170,008	15,166
	Consolidated Edison Inc.	133,006	13,850
	American Electric Power Co. Inc.	130,646	13,404
	Edison International	142,980	12,452
	Eversource Energy	177,609	12,086
	DTE Energy Co.	85,074	10,924
	NiSource Inc.	290,045	10,050
	Ameren Corp.	103,420	9,045
	FirstEnergy Corp.	203,221	9,013
	NRG Energy Inc.	97,120	8,848
	Vistra Corp.	68,425	8,111
	AES Corp.	384,857	7,720
	Essential Utilities Inc.	192,058	7,408
	Dominion Energy Inc.	123,570	7,141
	Xcel Energy Inc.	103,213	6,740
	Republic Services Inc.	33,179	6,664
	Entergy Corp.	46,346	6,100
*	Clean Harbors Inc.	23,209	5,610
	Alliant Energy Corp.	90,260	5,478
*	Stericycle Inc.	41,846	2,553
	National Fuel Gas Co.	13,356	809
	UGI Corp.	31,963	800
	PPL Corp.	8,316	275
	IDACORP Inc.	2,318	239
	Evergy Inc.	2,716	168
	Pinnacle West Capital Corp.	1,808	160

			Shares	Market Value ($000)
	OGE Energy Corp.		2,704	111
				608,498
Total Common Stocks (Cost $6,130,485)				22,809,571
Rights (0.0%)
*	Seaport Entertainment Group Inc. Exp. 10/10/24 (Cost $—)		26,414	78
		Coupon
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2]	Vanguard Market Liquidity Fund (Cost $42,380)	5.014%	423,903	42,390
Total Investments (99.9%) (Cost $6,172,865)				22,852,039
Other Assets and Liabilities—Net (0.1%)				12,843
Net Assets (100%)				22,864,882
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	188	54,654	609

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	22,809,571	—	—	22,809,571
Rights	78	—	—	78
Temporary Cash Investments	42,390	—	—	42,390
Total	22,852,039	—	—	22,852,039

Derivative Financial Instruments
Assets
Futures Contracts[1]	609	—	—	609
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.